Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Segmental analysis
Assets	£ 745,367	£ 714,553
Liabilities	701,539	671,940
Retail Banking
Segmental analysis
Assets	247,472	240,259
Liabilities	205,933	206,398
Private Banking
Segmental analysis
Assets	32,899	30,457
Liabilities	42,139	42,895
Commercial & Institutional
Segmental analysis
Assets	422,116	391,869
Liabilities	377,800	354,499
Central items & other
Segmental analysis
Assets	42,880	51,968
Liabilities	£ 75,667	£ 68,148